As filed with the Securities and Exchange             Registration No. 333-09515
Commission on September 28, 2000                      Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                       POST-EFFECTIVE AMENDMENT NO. 10 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

         --------  immediately upon filing pursuant to paragraph (b) of Rule 485
            X      on October 1, 2000 pursuant to paragraph (b) of Rule 485
         --------

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

 FORM N-4                                                              LOCATION - PROSPECTUS
 ITEM NO.                             PART A (PROSPECTUS)              DATED MAY 1, 2000, AS
                                                                       AMENDED BY SUPPLEMENTS
                                                                       DATED AUGUST 21, 2000
                                                                       AND OCTOBER 1, 2000
    1           Cover Page...........................................  Cover Page

    2           Definitions..........................................  Not Applicable

    3           Synopsis.............................................  Contract Overview; Fee Table

    4           Condensed Financial Information......................  Condensed Financial Information; Appendix
                                                                       III - Condensed Financial Information

    5           General Description of Registrant, Depositor, and
                Portfolio Companies..................................  Other Topics - The Company; Variable
                                                                       Annuity Account B; Appendix II -
                                                                       Description of Underlying Funds

    6           Deductions and Expenses..............................  Fee Table; Fees

    7           General Description of Variable Annuity Contracts....  Contract Overview; Other Topics

    8           Annuity Period.......................................  Income Payments, and as amended

    9           Death Benefit........................................  Death Benefit

   10           Purchases and Contract Value.........................  Purchase; Calculating Variable
                                                                       Income Payments

   11           Redemptions..........................................  Right to Cancel

   12           Taxes................................................  Taxation

   13           Legal Proceedings....................................  Other Topics - Legal Matters and
                                                                       Proceedings, and as amended

   14           Table of Contents of the Statement of
                Additional Information...............................   Statement of Additional Information -
                                                                        Table of Contents

                                                                       LOCATION - STATEMENT OF
 FORM N-4         PART B (STATEMENT OF ADDITIONAL                      ADDITIONAL INFORMATION
 ITEM NO.                   INFORMATION)                               DATED MAY 1, 2000, AS
                                                                       AMENDED BY SUPPLEMENT
                                                                       DATED AUGUST 21, 2000
   15           Cover Page...........................................  Cover Page

   16           Table of Contents....................................  Table of Contents

   17           General Information and History......................  General Information and History

   18           Services.............................................  General Information and History;
                                                                       Independent Auditors

   19           Purchase of Securities Being Offered.................  Offering and Purchase of Contracts

   20           Underwriters.........................................  Offering and Purchase of Contracts

   21           Calculation of Performance Data......................  Performance Data; Average Annual Total
                                                                       Return Quotations

   22           Annuity Payments.....................................  Income Payments

   23           Financial Statements.................................  Financial Statements

                                   Part C (Other Information)
                                   --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 10, by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 19, 2000 and declared effective on May 1, 2000 and by Registrant's filing under Rule 497(e), as filed on August 21, 2000 (File No. 333-09515).

A supplement dated October 1, 2000 to the Prospectus is included in Part A of this Post-Effective Amendment No. 10.

                           VARIABLE ANNUITY ACCOUNT B
                   Aetna Life Insurance and Annuity Company


       Supplement dated October 1, 2000 to Prospectus dated May 1, 2000


The information in this Supplement updates and amends certain information contained in the Aetna Immediate Annuity Prospectus dated May 1, 2000, as amended on August 21, 2000. You should read this Supplement along with the Prospectus.

1. The following information updates and replaces the "Nonlifetime Payment Option" portion of the table under "Payment Options" on page 14 of the
   Prospectus:

--------------------------------------------------------------------------------
                                  Nonlifetime Payment Option
--------------------------------------------------------------------------------
                  Length of Payments: Payments will continue for your choice of
                  5 -- 30 years (or other periods we may make available at the time you select this option).

                  Death Benefit -- Payment to the Beneficiary: If the annuitant
Nonlifetime --    dies before we make all the guaranteed payments, payments
Guaranteed        will continue to the beneficiary.
Payments
                  Right to Withdraw:

                  (a) If you are receiving variable income payments you may
                      withdraw all or a portion of any remaining guaranteed payments at any time.

                  (b) If you elect to receive fixed income payments at the
                      time of purchase, you may elect the right to withdraw all or a portion of any remaining guaranteed payments
                      (some restrictions apply, see "Withdrawals").

                  Right to Change Payment Period (for contracts issued on or after October 1, 2000): If you are receiving variable income payments, you may shorten or lengthen the period for which payments will be made, subject to the following:

                  (a) A request to change the payment period must be in
                      writing;

                  (b) You may change the payment period on any contract
                      anniversary beginning on the second contract anniversary;

                  (c) The payment period may be shortened to a period not less than 10 years from the contract effective date;

                  (d) The payment period may be lengthened to a period not
                      greater than 50 years from the contract effective date.
                      The new payment period may not extend beyond your life expectancy or age 95, whichever is earlier.

                  Certain other conditions and restrictions may apply.

                  Any change in the payment period may have an impact on the amount of each payment and the amount of each payment that is taxable. For advice about how any such change will affect your taxes, consult your tax adviser.

Form No. X.09515-00                                           October 2000

2. The following information updates and replaces the section entitled "Legal Matters and Proceedings" located on page 34 of the Prospectus:

LEGAL MATTERS AND PROCEEDINGS
We are aware of no material legal proceedings pending which involve the separate account as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

In recent years, several life insurance and annuity companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. The Company is a defendant in two class actions:

A purported class action complaint was filed in the Circuit Court of Lauderdale County, Alabama on March 28, 2000 by Loretta Shaner against the Company (the "Shaner Complaint"). The case has been removed to the United States District Court for the Northern District of Alabama. The Shaner Complaint sought unspecified compensatory damages from the Company and unnamed affiliates of the Company, alleging that the Company's sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (e.g., IRAs) is improper. On August 31, 2000, the Court granted the Company's motion to dismiss the case. If plaintiff elects to appeal, the appeal must be noticed on or before September 30, 2000.

A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000 by Helen Reese, Richard Reese, Villere Bergeron, and Allan Eckert against the Company (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from the Company. The Reese Complaint claims that the Company engaged in unlawful sales practices in marketing life insurance policies. This litigation is in the preliminary stages. The Company intends to defend the action vigorously.

The Company also is a party to other litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.







Form No. X.09515-00                                           October 2000

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account B:
                  -   Statement of Assets and Liabilities as of December 31,
                      1999
                  -   Statement of Operations for the year ended December 31,
                      1999
                  -   Statements of Changes in Net Assets for the years ended
                      December 31, 1999 and 1998
                  -   Condensed Financial Information for the year ended
                      December 31, 1999
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Report
                  -   Consolidated Statements of Income for the years ended
                      December 31, 1999, 1998 and 1997
                  -   Consolidated Balance Sheets as of December 31, 1999 and
                      1998
                  -   Consolidated Statements of Changes in Shareholder's Equity
                      for the years ended December 31, 1999, 1998 and 1997
                  -   Consolidated Statements of Cash Flows for the years ended
                      December 31, 1999, 1998 and 1997
                  -   Notes to Consolidated Financial Statements
     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Life Insurance
                  and Annuity Company establishing Variable Annuity Account B(1)
         (2)      Not applicable
         (3.1)    Broker-Dealer Agreement(2)
         (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
                  Agreement(3)
         (4.1)    Variable Annuity Contract (A050SP96)(4)
         (4.2)    Variable Annuity Contract (A050SP99)(5)
         (4.3)    Endorsement SPIAE99 to Variable Annuity Contract A050SP99(5)
         (4.4)    Endorsement SPIAEVW99 to Variable Annuity Contracts A050SP99
                  and SPIA(GR)99(5)
         (4.5)    Endorsement SPIAEW99 to Variable Annuity Contracts A050SP99
                  and SPIA(GR)99(5)
         (4.6)    Endorsement SPIAEVPG99 to Variable Annuity Contracts A050SP99
                  and SPIA(GR)99(5)

         (4.7)    Endorsement E401SP96 to Variable Annuity Contracts A050SP99
                  and SPIA(GR)99(5)
         (4.8)    Endorsement E403SP96 to Variable Annuity Contracts A050SP99
                  and SPIA(GR)99(5)
         (4.9)    Endorsement SPIA457-99 to Variable Annuity Contracts A050SP99
                  and SPIA(GR)99(5)
         (4.10)   Variable Annuity Contract (SPIA(GR)99)(5)
         (4.11)   Variable Annuity Contract Certificate (SPIA(GR)-99CERT)(5)
         (4.12)   Endorsement SPIAE(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(5)
         (4.13)   Endorsement SPIAEVW(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(5)
         (4.14)   Endorsement SPIAEW(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(5)
         (4.15)   Endorsement SPIAEVPG(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(5)
         (4.16)   Endorsement SPIAE401(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(5)
         (4.17)   Endorsement SPIAE403(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(5)
         (4.18)   Endorsement SPIAE457(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(5)
         (4.19)   Endorsement SPIAEIRA(GR)99 to Variable Annuity Contract
                  SPIA(GR)99 and Certificate SPIA(GR)-99CERT(5)
         (5.1)    Variable Annuity Contract Application (82941(2/99))(5)
         (5.2)    Variable Annuity Contract Application for New York
                  (82950(2/99))(5)
         (6.1)    Certificate of Incorporation of Aetna Life Insurance and
                  Annuity Company(6)
         (6.2)    Amendment to Certificate of Incorporation of Aetna Life
                  Insurance and Annuity Company(7)
         (6.3)    By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(8)
         (7)      Not applicable
         (8.1)    Fund Participation Agreement between Aetna Life Insurance and
                  Annuity Company and AIM dated June 30, 1998(9)
         (8.2)    Service Agreement between Aetna Life Insurance and Annuity
                  Company and AIM effective June 30, 1998(9)
         (8.3)    Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
                  Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
                  Aetna GET Fund on behalf of each of its series, Aetna
                  Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable

                  Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)
         (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus
                  Investment Management, Inc. dated as of May 1, 1998(10)
         (8.5)    Second Amendment dated December 31, 1999 to Fund Participation
                  Agreement by and among Aetna Life Insurance and Annuity
                  Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998(11)
         (8.6) Third Amendment dated February 11, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999(12)
         (8.7) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000(12)
         (8.8) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)
         (8.9) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(10)

         (8.10) Second Amendment dated February 11, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998 and November 4, 1998(12)
         (8.11) Third Amendment dated May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998, November 4, 1998 and February 11, 2000(12)
         (8.12) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)
         (8.13) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(13)
         (8.14) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(14)
         (8.15) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)
         (8.16) Eighth Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                  1996, May 1, 1997, November 6, 1997 and May 1, 1998(11)
         (8.17) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(15)

         (8.18)   Amendment dated January 1, 1997 to Service Agreement between
                  Aetna Life Insurance and Annuity Company and Fidelity
                  Investments Institutional Operations Company dated as of
                  November 1, 1995(13)
         (8.19)   Service Contract between Fidelity Distributors Corporation and
                  Aetna Life Insurance and Annuity Company dated May 2, 1997(10)
         (8.20)   Fund Participation Agreement among Janus Aspen Series and
                  Aetna Life Insurance and Annuity Company and Janus Capital
                  Corporation dated December 8, 1997(14)
         (8.21)   Amendment dated October 12, 1998 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997(10)
         (8.22)   Second Amendment dated December 1, 1999 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997 and amended on October 12, 1998(11)
         (8.23)   Amendment dated as of August 1, 2000 to Fund Participation
                  Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated
                  December 8, 1997 and amended on October 12, 1998(16)
         (8.24)   Service Agreement between Janus Capital Corporation and Aetna
                  Life Insurance and Annuity Company dated December 8, 1997(17)
         (8.25)   First Amendment dated August 1, 2000 to Service Agreement
                  between Janus Capital Corporation and Aetna Life Insurance and
                  Annuity Company dated December 8, 1997 with respect to the
                  Janus Aspen Series(16)
         (8.26)   Distribution and Shareholder Services Agreement - Service
                  Shares of Janus Aspen Series (for Insurance Companies) dated
                  August 1, 2000 between Janus Distributors, Inc. and Aetna Life
                  Insurance and Annuity Company(16)
         (8.24)   Fund Participation Agreement dated March 11, 1997 between
                  Aetna Life Insurance and Annuity Company and Oppenheimer
                  Variable Annuity Account Funds and Oppenheimer Funds, Inc.(18)
         (8.25)   First Amendment dated December 1, 1999 to Fund Participation
                  Agreement between Aetna Life Insurance and Annuity Company and
                  Oppenheimer Variable Annuity Account Funds and Oppenheimer
                  Funds, Inc. dated March 11, 1997(11)
         (8.26)   Service Agreement effective as of March 11, 1997 between
                  Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity
                  Company(18)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(19)
         (14.1)   Powers of Attorney
         (14.2)   Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-09515), as filed on August 2, 1996.
5. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 20, 1999.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.
9. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
10. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
11. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
12. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
14. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
16. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
17. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
18. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
19 Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-09515), as filed on April 9, 1998.

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                       Positions and Offices with Depositor
-----------------                       ------------------------------------
Thomas J. McInerney                     Director and President

Allan Baker                             Director and Senior Vice President

Catherine H. Smith                      Director, Senior Vice President and Chief Financial
                                        Officer

Kirk P. Wickman                         Senior Vice President, General Counsel and Corporate
                                        Secretary

Deborah Koltenuk                        Vice President, Corporate Controller and Assistant
                                        Treasurer

Brian Murphy                            Vice President and Chief Compliance Officer


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with
the Depositor or Registrant
-----------------------------------------------------------

     Incorporated herein by reference to Item 26 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 33-75962), as filed on August 18, 2000.

Item 27. Number of Contract Owners
----------------------------------

     As of August 31, 2000, there were 101,879 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1999:

  (1)                         (2)                       (3)                  (4)                 (5)

Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption or         Brokerage
Underwriter              Commissions                Annuitization         Commissions         Compensation*
-----------              -----------                -------------         -----------         -------------
Aetna Life Insurance                                $1,170,405                                $60,339,195
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-09515 ) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 28th day of September, 2000.

                                           VARIABLE ANNUITY ACCOUNT B OF AETNA
                                           LIFE INSURANCE AND ANNUITY COMPANY
                                               (Registrant)

                                    By:    AETNA LIFE INSURANCE AND ANNUITY
                                           COMPANY
                                               (Depositor)

                                    By:    Thomas J. McInerney*
                                           --------------------
                                           Thomas J. McInerney
                                           President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-09515 ) has been signed by the following persons in the capacities and on the dates indicated.


Signature                              Title                                                          Date
---------                              -----                                                          ----
Thomas J. McInerney*                   Director and President                                         )
-------------------------------------  (principal executive officer)                                  )
Thomas J. McInerney                                                                                   )
                                                                                                      )
Allan Baker*                            Director                                                      )   September
-------------------------------------                                                                 )   28, 2000
Allan Baker                                                                                           )
                                                                                                      )
Catherine H. Smith*                     Director and Chief Financial Officer                          )
-------------------------------------                                                                 )
Catherine H. Smith                                                                                    )
                                                                                                      )
Deborah Koltenuk*                      Corporate Controller                                           )
-------------------------------------                                                                 )
Deborah Koltenuk                                                                                      )

By:       /s/ J. Neil McMurdie
          ---------------------------
          J. Neil McMurdie
          *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

Exhibit No.             Exhibit
----------              -------
99-B.9                  Opinion and Consent of Counsel                                                     -------------

99-B.10                 Consent of Independent Auditors                                                    -------------

99-B.14.1               Powers of Attorney                                                                 -------------